Advances to suppliers net (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Advances to suppliers, net
Advances for raw materials purchase	$ 8,545,352	$ 10,949,095
Less: allowance for doubtful accounts	(149,629)	(148,617)
Advances to suppliers, net	$ 8,395,723	$ 10,800,478